Income Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2017
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 15,098	$ 3,286
Operating loss carryforwards expiration description	Do not expire
Tax credits	$ 46
Tax credit carryforward, expiration, year	2040
Domestic Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration year	2023
Domestic Tax Authority [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration year	2037
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 22,360
Tax credits	$ 175
Tax credit carryforward, expiration, description	Do not expire
State and Local Jurisdiction [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration year	2021
State and Local Jurisdiction [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration year	2042
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 10,206
Tax credit carryforward, expiration, description	Do not expire